Share-based Compensation (Tencent Share-based Awards) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,204,000	$ 23,723,000	$ 12,861,000
Tencent Share-based Awards Related to Soso [Member] | Tencent [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 88,000	$ 682,000	$ 763,000
Unvested restricted share units held by employees	0
Unrecognized compensation expenses	$ 0